Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent Accounting Pronouncements
(3) Recent Accounting Pronouncements
Accounting Pronouncement Adopted
In November 2023, the FASB issued ASU
2023-07
“
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
”. The amendments require entities to disclose significant segment expenses impacting profit and loss that are regularly provided to the CODM. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 with early adoption permitted. The Company adopted this accounting standard effective January 1, 2024, which resulted in additional segment disclosures primarily related to significant expenses that are regularly provided to the CODM.
In December 2023, the FASB issued ASU
2023-08
“
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60)
Accounting for and Disclosure of Crypto Assets
”. ASU
2023-08
requires entities to measure crypto assets that meet the scope criteria at fair value and to reflect changes in fair value in net income each reporting period. The amendments in ASU
2023-08
also require entities to present crypto assets measured at fair value separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets separately from changes in the carrying amounts of other intangible assets on the income statement. The amendments in the ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company adopted this accounting standard on a modified retrospective approach effective January 1, 2025. See Note 12, Cryptocurrencies, for the inclusion of the new required disclosures. The cumulative effect of the changes made on our January 1, 2025 consolidated balance sheet for the adoption of ASU
2023-08
was as follows (in thousands):

	Balances at December 31, 2024	Adjustments from Adoption of ASU 2023-08	Balances at January 1, 2025
Assets
Cryptocurrencies	$1,510	$852	$2,362
Stockholders’ (deficit) equity
Accumulated deficit	$(44,349)	$852	$(43,497)
In December 2023, the FASB issued ASU
2023-09
“
Improvements to Income Tax Disclosures (Topic 740)
”. The ASU requires companies to break out their income tax expense, income tax rate reconciliation and income tax payments made in more detail. For public companies, the requirements became effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this accounting standard effective January 1, 2025 with no impact on interim financial statements.
Accounting Pronouncement Pending Adoption
In October 2023, the FASB issued ASU
2023-06,
“
Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosures Update and Simplification Initiative
”. The guidance amends certain disclosure and presentation requirements related to the statement of cash flows, accounting changes and error corrections, earnings per share, interim reporting, commitments, debt, equity, derivatives, transfers and services and various industry specific guidance. For entities subject to the SEC’s existing disclosure requirements, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective. However, if by June 30, 2027, the SEC has not removed the existing disclosure requirements, the amendments will not become effective. Early adoption is not permitted. The Company is still assessing the impacts of this guidance to its consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40)”.
The ASU requires expanded disclosures and disaggregation of certain expenses included within the income statement. The amendments become effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The Company is still assessing the impacts of this guidance on its consolidated financial statements.
In May 2025, the FASB issued ASU
2025-03,
“
Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity”
. The ASU eliminates the presumption that the primary beneficiary of a VIE is automatically the accounting acquirer when a VIE business is obtained primarily through an exchange of equity interests. ASU
2025-03
becomes effective for annual reporting periods beginning after December 15, 2026 and is to be applied prospectively. Early adoption is permitted. The Company is still assessing the impacts of this guidance on its consolidated financial statements.